(on Ambassador Funds Letterhead)

VIA EDGAR

January 20, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Ambassador Funds

Fund:  Selkirk Funds

File Nos. 333-36796 and 811-09941

Dear Sir or Madam:

Attached for the filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the Funds dated July 1, 2011, as supplemented under Rule 497(e) on January 3, 2012.  The purpose of this filing is to submit the 497(e) filing date January 3, 2012 in XBRL format for the Funds.

Should you have and questions or comments please contact the undersigned at (630) 510-2233.

Sincerely,

Ambassador Funds

By:    /s/ Maria De Nicolo

Maria De Nicolo

Chief Financial Officer